Offerings	Feb. 25, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Citigroup Inc.
Fee Rate	0.01381%
Offering Note	An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), each issuer is deferring payment of all of the registration fee, except for $16,572 that may be offset pursuant to Rule 457(p) as described in footnotes 1 and 2 to Table 2 below. In connection with the securities offered hereby, each issuer will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act, except with respect to the offset pursuant to Rule 457(p) as described in footnotes 1 and 2 to Table 2 below. Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuers in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by Citigroup Inc., its corporate predecessors, Citigroup Global Markets Holdings Inc., or the Additional Registrant. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by direct or indirect subsidiaries of the issuers.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock Warrants of Citigroup Inc.
Fee Rate	0.01381%
Offering Note	See footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Index Warrants of Citigroup Inc.
Fee Rate	0.01381%
Offering Note	See footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Citigroup Inc.
Fee Rate	0.01381%
Offering Note	See footnote 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depository Shares of Citigroup Inc.
Fee Rate	0.01381%
Offering Note	See footnote 1. Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Citigroup Inc.
Fee Rate	0.01381%
Offering Note	See footnote 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of Citigroup Inc.
Fee Rate	0.01381%
Offering Note	See footnote 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units of Citigroup Inc.
Fee Rate	0.01381%
Offering Note	See footnote 1.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Citigroup Global Markets Holdings Inc.
Fee Rate	0.01381%
Offering Note	See footnote 1.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Citigroup Inc. Guarantees of Debt Securities of Citigroup Global Markets Holdings Inc.
Fee Rate	0.01381%
Offering Note	No separate consideration will be received for the guarantees being registered on this Registration Statement, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable for such guarantees.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	All outstanding securities of the Registrants, the Additional Registrant, and their corporate predecessors.
Fee Rate	0.01381%
Offering Note	See footnote 1.